Related party transactions and Directors' remuneration - Loans and deposits outstanding (Details) - Key Management Personnel and persons connected to them [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Loans outstanding beginning balance	£ 7.2	£ 7.2
Loans issued during the year	2.3	4.8
Loan repayments during the year/change of key management personnel	(0.3)	(4.8)
Loan outstanding ending balance	9.2	7.2
Deposits outstanding beginning balance	12.1	6.9
Deposits received during the year	41.6	36.0
Deposits repaid during the year/change of key management personnel	(43.3)	(30.8)
Deposits oustanding ending balance	£ 10.4	£ 12.1